NATURE OF OPERATIONS - Narrative (Details) - subsidiary	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
NATURE OF OPERATIONS
Number of indirect wholly-owned subsidiaries	2	2